Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 81,632,704	$ 61,750,809
Restricted cash		4,369,868	4,306,519
Prepayment and other current assets, net			6,834,769
Loan receivables		800,000	800,000
Total current assets		86,802,572	73,692,097
Non-current assets
Non-marketable investment, net
Total non-current assets
Total assets		86,802,572	73,692,097
Current liabilities
Accrued expenses and other payables		1,207,534	3,259,319
Advance from customers		4,369,868	4,306,519
Warrant liabilities		6,098,858	4,971,869
Tax payables		359,250	350,752
Total current liabilities		12,035,510	12,888,459
Total liabilities		12,035,510	12,888,459
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Common stock (20,000,000 shares authorized; $0.05 par value; 4,080,380 shares issued and outstanding as of June 30, 2024; 1,399,675 shares issued and outstanding as of December 31, 2023)	[1]	204,269	38,491
Additional paid-in capital		103,238,268	95,726,623
Accumulated deficit		(28,675,475)	(34,961,476)
Accumulated other comprehensive loss
Total shareholders’ equity		74,767,062	60,803,638
Total liabilities and shareholders’ equity		$ 86,802,572	$ 73,692,097

[1]	All shares and per share data have been retroactively restated to reflect reverse stock split effected on April 12, 2024 onwards